Stockholder’s Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholder’s Equity [Abstract]
Schedule of Stock Option Activity

A summary of the Company’s stock option activity for the year ended December 31, 2023 is as follows:

	Stock Options Outstanding	Weighted Average Exercise Price
Outstanding as of December 31, 2022	185,231	$1.37
Granted	2,173,693	6.67
Forfeited	(267,072)	6.56
Exercised	(12,866)	0.88
Outstanding as of December 31, 2023	2,078,986	$6.25

Schedule of Stock Option Valuation Assumptions

The weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of stock option grants for the year ended December 31, 2023 were as follows:

Common stock fair value	$9.18
Risk-free interest rate	3.5%
Expected volatility	111.0%
Expected term (in years)	6.1
Expected dividend yield	0.0%

Schedule of Stock Options Outstanding, Vested and Expected to Vest and Exercisable

Stock options outstanding, vested and expected to vest and exercisable as of December 31, 2023 are as follows:

	Number of Stock Options	Weighted Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Total Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	185,231	6.98	$1.37	$980
Outstanding as of December 31, 2023	2,078,986	8.86	$6.25	$317
Vested and expected to vest as of December 31, 2023	2,078,986	8.86	$6.25	$317
Exercisable as of December 31, 2023	302,760	7.46	$3.79	$317

Schedule of Compensation Expense

Stock-based compensation expense, recognized in the Company’s consolidated statements of operations and comprehensive loss for the 2019 Plan was recorded as follows (in thousands):

	Years ended December 31
	2023	2022
Research and development	$898	$45
General and administrative	3,237	24
Total stock-based compensation expense	$4,135	$69